6. Leases (Details - Operating right-of-use assets and related lease liabilities)	12 Months Ended
Dec. 31, 2020 USD ($)
Leases [Abstract]
Cash paid for operting lease liabilities	$ 355,766
Weighted-average remaining lease term (in years)	2 years 2 months 12 days
Weighted-average discount rate	10.00%
Minimum future lease payments	$ 731,883